Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 232,093,327
Depreciation expense	46,016,548	$ 1,638,766	$ 45,240,667	$ 39,893,786
Additions	59,024,201	2,102,001	63,073,887	39,092,238
Ending balance	233,207,324	8,305,104	232,093,327
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	576,444,907	20,528,666		370,320,242
Additions	59,024,201	2,102,001	63,073,887	39,092,238
Disposals	(15,730,635)	(560,209)	(22,630,764)	(29,456,450)
Disposal Of Subsidiaries	(8,127,308)	(289,434)
Reclassification	538,074	19,162	745,331	(14,891)
Acquisition through business combinations	5,917,803	210,748	7,034,875	156,721,779
Effect of foreign currency exchange differences	(2,861,733)	(101,913)	(6,782,466)	(1,200,829)
Ending balance	615,205,309	21,909,021	576,444,907
Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			535,462,089
Ending balance				535,462,089
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			535,004,044
Ending balance				535,004,044
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	344,351,580	12,263,233		235,151,836
Depreciation expense	46,016,548	1,638,766	45,240,667	39,893,786
Impairment losses recognized	992,273	35,337	201,006	133,071
Disposals	(11,006,578)	(391,972)	(22,024,853)	(28,266,113)
Disposal Of Subsidiaries	(580,895)	(20,687)
Reclassification	311,848	11,106	294,232	(265)
Acquisition through business combinations	4,187,020	149,110	4,465,048	74,736,157
Effect of foreign currency exchange differences	(2,273,811)	(80,976)	(4,513,055)	(778,971)
Ending balance	381,997,985	13,603,917	344,351,580
Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			320,869,501
Ending balance				320,869,501
Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			320,688,535
Ending balance				320,688,535
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,333,822
Ending balance	10,336,568	368,112	10,333,822
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,333,822	368,014		3,258,518
Acquisition through business combinations	46,388	1,652	189,111	6,880,400
Effect of foreign currency exchange differences	(43,642)	(1,554)	(21,258)	27,051
Ending balance	10,336,568	368,112	10,333,822
Land [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			10,165,969
Ending balance				10,165,969
Land [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			10,165,969
Ending balance				10,165,969
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	85,409,580
Ending balance	82,273,186	2,929,957	85,409,580
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	153,972,960	5,483,368		100,187,928
Additions	86,409	3,077	806,844	144,898
Disposals	(365,758)	(13,026)	(983,690)	(677,206)
Disposal Of Subsidiaries	(3,665,811)	(130,549)
Reclassification	7,367,875	262,389	13,601,469	5,388,709
Acquisition through business combinations	1,142,690	40,694	1,044,383	37,127,957
Effect of foreign currency exchange differences	(266,536)	(9,492)	(2,204,057)	(464,275)
Ending balance	158,271,829	5,636,461	153,972,960
Buildings and improvements [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			141,708,011
Ending balance				141,708,011
Buildings and improvements [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			141,708,011
Ending balance				141,708,011
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	68,563,380	2,441,716		41,915,064
Depreciation expense	7,401,223	263,576	6,989,392	6,325,948
Impairment losses recognized	0	0	78,562	29,531
Disposals	(300,832)	(10,713)	(881,149)	(491,033)
Disposal Of Subsidiaries	(153,002)	(5,449)
Reclassification	3,462	123	210,558	(265)
Acquisition through business combinations	548,190	19,522	445,682	15,097,920
Effect of foreign currency exchange differences	(63,778)	(2,271)	(1,023,739)	(133,091)
Ending balance	75,998,643	2,706,504	68,563,380
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			62,744,074
Ending balance				62,744,074
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			62,744,074
Ending balance				62,744,074
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	112,996,670
Ending balance	122,063,883	4,347,004	112,996,670
Machinery and equipment1 [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	376,745,448	13,416,861		253,198,003
Additions	695,561	24,771	413,008	192,673
Disposals	(12,818,849)	(456,512)	(19,139,634)	(26,493,282)
Disposal Of Subsidiaries	(3,223,448)	(114,795)
Reclassification	52,980,977	1,886,787	41,302,651	32,060,513
Acquisition through business combinations	3,972,397	141,467	5,507,315	95,810,062
Effect of foreign currency exchange differences	(2,459,521)	(87,590)	(5,176,282)	(929,579)
Ending balance	415,892,565	14,810,989	376,745,448
Machinery and equipment1 [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			353,838,390
Ending balance				353,838,390
Machinery and equipment1 [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			353,838,390
Ending balance				353,838,390
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	263,748,778	9,392,763		187,012,805
Depreciation expense	36,373,712	1,295,360	35,747,308	31,751,251
Impairment losses recognized	981,535	34,955	102,056	97,680
Disposals	(8,306,990)	(295,833)	(18,640,266)	(25,704,778)
Disposal Of Subsidiaries	(345,834)	(12,316)
Reclassification	497,230	17,708	83,777
Acquisition through business combinations	3,049,895	108,615	4,000,338	53,210,063
Effect of foreign currency exchange differences	(2,169,644)	(77,267)	(3,294,855)	(616,601)
Ending balance	293,828,682	10,463,985	263,748,778
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			245,750,420
Ending balance				245,750,420
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			245,750,420
Ending balance				245,750,420
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,715,694
Ending balance	4,680,222	166,674	6,715,694
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,755,116	667,917		7,812,080
Additions	47,137	1,678	76,671	84,860
Disposals	(2,419,423)	(86,162)	(2,507,440)	(2,251,060)
Disposal Of Subsidiaries	(445,506)	(15,866)
Reclassification	222,066	7,908	3,062,838	2,148,211
Acquisition through business combinations	702,500	25,018	43,611	11,122,171
Effect of foreign currency exchange differences	(11,008)	(391)	(300,686)	(78,095)
Ending balance	16,850,882	600,102	18,755,116
Other equipment [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			18,838,167
Ending balance				18,838,167
Other equipment [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			18,380,122
Ending balance				18,380,122
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,039,422	428,754		6,223,967
Depreciation expense	2,241,613	79,830	2,503,967	1,816,587
Impairment losses recognized	10,738	382	20,388	5,860
Disposals	(2,398,756)	(85,426)	(2,503,438)	(2,070,302)
Disposal Of Subsidiaries	(82,059)	(2,922)
Reclassification	(188,844)	(6,725)	(103)
Acquisition through business combinations	588,935	20,973	19,028	6,428,174
Effect of foreign currency exchange differences	(40,389)	(1,438)	(194,461)	(29,279)
Ending balance	12,170,660	433,428	12,039,422
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			12,375,007
Ending balance				12,375,007
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			12,194,041
Ending balance				12,194,041
Construction in progress and machinery in transit [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,637,561
Ending balance	13,853,465	493,357	16,637,561
Construction in progress and machinery in transit [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	16,637,561	592,506		5,863,713
Additions	58,195,094	2,072,475	61,777,364	38,669,807
Disposals	(126,605)	(4,509)		(34,902)
Disposal Of Subsidiaries	(792,543)	(28,224)
Reclassification	(60,032,844)	(2,137,922)	(57,221,627)	(39,612,324)
Acquisition through business combinations	53,828	1,917	250,455	5,781,189
Effect of foreign currency exchange differences	(81,026)	(2,886)	919,817	244,069
Ending balance	$ 13,853,465	$ 493,357	16,637,561
Construction in progress and machinery in transit [member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			10,911,552
Ending balance				10,911,552
Construction in progress and machinery in transit [member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			$ 10,911,552
Ending balance				$ 10,911,552